CRITICAL ACCOUNTING ESTIMATES AND JUDGMENTS (Details Textual) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS [Line Items]
Property, plant and equipment	¥ 87,316,000	¥ 130,542,000
Impairment loss recognised in profit or loss, property, plant and equipment	33,653,000	209,919,000	¥ 405,125,000
Investment property	4,994,000	6,791,000
Impairment loss recognised in profit or loss, investment property	1,617,000	10,920,000	0
Right-of-use assets	4,364,000	5,920,000
Impairment loss	36,683,000	230,359,000	421,641,000
Impairment loss recognised in profit or loss, goodwill		0	¥ 3,735,000
Current tax liabilities	3,862,000	1,309,000
Trade and other current receivables	532,361,000	553,542,000
Current inventories	¥ 191,667,000	¥ 212,742,000